LEASES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure Leases Abstract
Operating Lease right-of-use asset			$ 236
Current portion of operating lease liabilities			108
Non-current portion of operating lease liabilities			139
Total operating lease liabilities
Cash paid for amounts included in the measurement of operating lease liabilities		65	126
Right-of-use assets obtained in exchange for operating lease liabilities
Weighted average discount rate for operating leases			6.00%
Total operating lease liabilities			$ 247
Weighted-average remaining lease term for operating leases (years)			2 years 3 months 18 days